Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income (loss) before income taxes on continuing operations

Income (loss) before income taxes on continuing operations consists of:

	Year Ended December 31,
	2012	2011	2010
Foreign	$(838)	$(7,731)	$3,653
United States	(18,702)	(237,405)	(58,498)

	(19,540)	(245,136)	(54,845)
Noncontrolling interest	976	1,195	1,207

	$(18,564)	$(243,941)	$(53,638)

Provision (benefit) for income taxes on continuing operations by country

Provision (benefit) for income taxes on continuing operations by country consists of:

	Year Ended December 31,
	2012	2011	2010
Current provision (benefit):
Foreign	$2,987	$(4,173)	$2,980
United States:
Federal	117	(1,672)	(8,540)
State	1,336	2,258	1,811

	4,440	(3,587)	(3,749)

Deferred tax expense (benefit):
Foreign	251	3,338	(1,816)
United States	36	(33,309)	(23,386)

	287	(29,971)	(25,202)

Total provision (benefit) for income taxes	$4,727	$(33,558)	$(28,951)

Reconciliation of the differences between the provision for income tax computed and the reported provision for income taxes

A reconciliation of the differences between the provision for income tax computed at the appropriate statutory rates and the reported provision for income taxes is as follows.

	2012	2011	2010
Taxes on earnings at statutory rate in domicile of parent company	$(6,844)	$(84,677)	$(18,945)
Earnings taxed at rates less or greater than parent company rates:
United States	—	—	—
Foreign	1,991	5,773	(149)
State income taxes, net of U.S. federal benefit	869	(767)	(1,326)
Contingent earnout	—	(3,500)	(15,869)
Other impairment	(992)	—	—
Goodwill impairment	1,282	23,372	—
Non deductibles	5,087	1,651	1,462
Acquisition costs	(128)	—	1,208
Changes in provision for unrecognized tax positions	1,154	(786)	(931)
Change in valuation allowance	3,806	26,902	16
Stock-based compensation	1,100	915	3,865
Deferred tax adjustments	(3,543)	(85)	(86)
Other	945	(2,356)	1,804

Total provision (benefit) for income taxes	$4,727	$(33,558)	$(28,951)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2012	2011
Beginning balance	$2,581	$3,649
Change in measurement of existing tax positions related to expiration of statute of limitations	(55)	(859)
Additions based on tax positions related to the current year	117	126
Additions based on tax positions related to prior years	752	(259)
Settlements	(149)	—
Foreign exchange difference in Canadian operations	44	(76)

Ending balance	$3,290	$2,581

Summary of the principal components of the Company's net deferred tax assets (liabilities)

The principal components of the Company’s net deferred tax assets (liabilities) are:

	December 31,
	2012	2011
Deferred tax assets:
Current:
Accrued vacation	$4,292	$2,931
Allowance for doubtful accounts	952	472
Estimated loss	1,814	1,635
Prepaid expenses	8,919	5,587
Various accrued liabilities	1,001	1,289
Other	502	—

	17,480	11,914
Non-current:
Deferred compensation	3,871	3,347
Insurance reserve	2,475	1,438
Term loan amortization	1,332	2,666
Goodwill impairment	55,142	19,892
U.S. tax net operating loss carry forwards	20,991	16,277
State tax net operating loss carry forwards	8,480	8,526
Foreign tax net operating loss carry forwards	4,632	—
Bond discount amortization	919	—
Other	2,802	2,482

Gross deferred tax assets	118,124	66,542
Valuation allowance	(51,916)	(36,871)

Deferred tax assets, net of valuation allowance	66,208	29,671
Deferred tax liabilities:
Current:
Partnership tax deferral	—	(80)

	—	(80)
Non-current:
Goodwill and intangibles	(35,218)	1,125
Unbilled profit/retainage	—	115
Depreciation	(29,575)	(30,781)

Deferred tax liabilities	(64,793)	(29,541)

Net deferred tax assets	$1,415	$50

United States	$948	$1,040
Foreign	467	(990)

Net deferred tax assets	$1,415	$50